Related party disclosure - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 INR (₨) shares	Mar. 31, 2024 shares	Mar. 31, 2026 INR (₨)
Disclosure of transactions between related parties [line items]
Weighted average number of days trading price	30 days
Conversion ratio as per terms of option	conversion ratio of 1:0.8289
Maximum cash purchase per annum required for shares | $	$ 12
Liability for put options with non-controlling interests
Disclosure of transactions between related parties [line items]
Outstanding liability | ₨		₨ 6,358		₨ 5,644
Put option exercised during period | shares	0	0	2,116,955